SCOPE OF CONSOLIDATION - Joint Ventures Narrative Other (Details)		1 Months Ended	12 Months Ended
	May 05, 2023	May 31, 2023 MWd	Dec. 31, 2025 GW facility T	Dec. 31, 2024	Dec. 31, 2023	Oct. 16, 2024 joint_venture
Disclosure of joint ventures [line items]
Galvanization annual capacity (in tonnes)			450,000
Galvanization total capacity (in tonnes)			2,000,000
Number of joint ventures formed | joint_venture						2
Capacity of renewable energy (in GW) | GW			3.3
Number of energy production facilities | facility			3
VdSA
Disclosure of joint ventures [line items]
Capacity of renewable energy (in GW) | MWd		554
Proportion of ownership interest in joint venture (in percent)	55.00%		55.00%	55.00%	55.00%
Power purchasing agreement, term			20 years
VdSA | Casa dos Ventos
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	45.00%
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			33.34%	33.34%	33.34%